Contract payments	12 Months Ended
Dec. 31, 2022
Contract payments.
Contract payments

7.Contract payments

During the year ended December 31, 2020, the Company entered into an agreement with Prevail InfoWorks Inc. to provide regulatory and clinical trial services. As part of the agreement, the Company paid $1,606,320 through the issuance of units in the private placement (US$1,200,000) to be applied to future regulatory and clinical trial programs. The 977,318 units issued were measured by reference to their fair value on the issuance date, equal to $1.64 per unit in a concurrent private placement.